Sep. 06, 2016
Catalyst/MAP Global Capital Appreciation Fund
Catalyst/MAP Global Capital Appreciation Fund

MUTUAL FUND SERIES TRUST

Catalyst/MAP Global Capital Appreciation Fund
Class A: CAXAX Class C: CAXCX CLASS I: CAXIX

September 6, 2016

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2015.

__________________________________________________________________________

Effective as of the date of this Supplement, the Fund’s name is changed to the Catalyst/MAP Global Equity Fund.

Also effective as of the date of this Supplement, the following sentence is added to end of the first paragraph under the sections entitled “Fund Summary: Catalyst/MAP Global Capital Appreciation Fund – Principal Investment Strategies” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies”:

“Under normal market conditions, the Fund will invest at least 80% of its net assets  plus any borrowings for investment purposes in equity securities. Equity securities include equity securities and options on equity securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/MAP Global Capital Appreciation Fund
Class A: CAXAX Class C: CAXCX CLASS I: CAXIX

September 6, 2016

The information in this Supplement amends certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2015.

__________________________________________________________________________

Effective as of the date of this Supplement, the Fund’s name is changed to the Catalyst/MAP Global Equity Fund.

Also effective as of the date of this Supplement, the following is added as a non-fundamental investment policy of the Fund under the section of the SAI entitled “Other Investment Policies”:

“Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.